Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets
Summary of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	74,328	45,212	6,555
Interest income receivable	814	843	122
Prepayment for advertising expenses	1,714	406	59
Loan receivables	151,089	100,361	14,551
Value-added tax receivables	76,285	62,808	9,106
Receivables from employees	15,180	12,598	1,827
Others	17,623	20,766	3,011
Total	337,033	242,994	35,231

Summary of provision for prepayments and other current assets

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	154,482	342,383	318,034	46,111
Cumulative effect of adoption of new accounting standard for expected credit losses	17,262	—	—	—
Addition	182,829	22,408	16,508	2,393
Reversal	(12,190)	(19,550)	(8,050)	(1,167)
Write-offs	—	(27,207)	—	—
Disposals of subsidiaries	—	—	(1,614)	(234)
Balance at the end of year	342,383	318,034	324,878	47,103